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                     STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                              SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

 RATINGS AGENCY    EFFECTIVE DATE OF RATING    RATING      BASIS OF RATING
-----------------------------------------------------------------------------
   Fitch                    9/19/02              AA     Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4075
333-50280